Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of equity [abstract]
Schedule disclosing information related to movement in the share capital
(USD millions)	Jan 1, 2019	Movement in year	Dec 31, 2019	Movement in year	Dec 31, 2020	Movement in year	Dec 31, 2021

Share capital	944	-8	936	-23	913	-12	901

Treasury shares	-69	-11	-80	27	-53	5	-48

Outstanding share capital	875	-19	856	4	860	-7	853

Schedule disclosing information related to movement in the shares
		2021			2020			2019

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year		2 467.0	-210.2	2 256.8	2 527.3	-262.3	2 265.0	2 550.6	-239.4	2 311.2

Shares canceled for capital reduction [2]		-32.6	32.6		-60.3	60.3		-23.3	23.3

Shares acquired to be canceled [3]			-30.7	-30.7		-32.6	-32.6		-60.3	-60.3

Other share purchases [4]			-1.5	-1.5		-1.7	-1.7		-1.7	-1.7

Exercise of options and employee transactions [5]	18.9		0.6	0.6		14.7	14.7		5.5	5.5

Equity-based compensation [5]			9.6	9.6		11.0	11.0		9.4	9.4

Shares delivered to Alcon employees			0.1	0.1		0.4	0.4		0.9	0.9

Total movements		-32.6	10.7	-21.9	-60.3	52.1	-8.2	-23.3	-22.9	-46.2

Balance at end of year		2 434.4	-199.5	2 234.9	2 467.0	-210.2	2 256.8	2 527.3	-262.3	2 265.0

[1] Approximately 102.5 million treasury shares (2020: 103.0 million; 2019: 117.6 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM) for transactions before February 28, 2019, under a CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after February 28, 2019 until March 2, 2021, and under a new CHF 10 billion share buyback authority approved at the 2021 AGM for transactions after March 2, 2021

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

Schedule disclosing information related to Dividend
	2021	2020	2019

Dividend per share (in CHF)	3.00	2.95	2.85

Total dividend payment (in USD billion)	7.4	7.0	6.6

Schedule disclosing information related treasury shares movements
		2021		2020		2019

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-30.7	-2 775	-32.6	-2 897	-60.3	-5 351

Other share purchases [2]		-1.5	-145	-1.7	-159	-1.7	-160

Purchase of treasury shares		-32.2	-2 920	-34.3	-3 056	-62.0	-5 511

Exercise of options and employee transactions [3]	18.9	0.6	39	14.7	806	5.5	210

Equity-based compensation [4]		9.6	745	11.0	730	9.4	833

Shares delivered to Alcon employees		0.1	17	0.4	30	0.9	18

Total		-21.9	-2 119	-8.2	-1 490	-46.2	-4 450

[1] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 AGM for transactions before February 28, 2019, under a CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after February 28, 2019 until March 2, 2021, and under a new CHF 10 billion share buyback authority approved at the 2021 AGM for transactions after March 2, 2021

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.